Trade Names and Other Intangible Assets, Net - Trade Names, Net (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Definite And Indefinite Lived Intangible Assets By Major Class [Line Items]
Net Carrying Value, definite lives	$ 34,351
Weighted Average Amortization Period, definite lives	19 years 3 months 18 days
Trade Names [Member]
Definite And Indefinite Lived Intangible Assets By Major Class [Line Items]
Net Carrying Value, indefinite lives	157,000	157,000
Gross Carrying Amount, definite lives	11,000	11,000
Accumulated Amortization, definite lives	4,492	3,392
Net Carrying Value, definite lives	6,508	7,608
Gross Carrying Amount, total	168,000	168,000
Accumulated Amortization, total	4,492	3,392
Net Carrying Value, total	$ 163,508	$ 164,608
Weighted Average Amortization Period, definite lives	10 years	10 years